Labor Obligations	12 Months Ended
Dec. 31, 2025
Labor Obligations [Abstract]
Labor obligations

16. Labor obligations

	December 31, 2025		December 31, 2024
Personnel expenses payable	488,873		392,140
Social security charges payable	106,045	(1)/(2)	143,294
Total	594,918		535,434

(1)	Of the balance of social security charges payable, R$ 73,813, correspond to payroll taxes and social security charges resulting from cash-settled awards and equity-settled awards, as disclosed in Note 20d.

(2)	As of December 31, 2025 the amount R$ 126,966 was reclassified from Labor obligations to Tax Claims as explained on note 19c. No amount was reclassified for December 31, 2024.